Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Taxation [abstract]
Summary of changes in deferred tax

Changes in deferred tax
in EUR million 2022	Net liability (-) Net asset (+) opening balance	Change through equity	Change through net result	Exchange rate differences	Changes in the composition of the group and other changes	Net liability (-) Net asset (+) ending balance
Financial assets at FVOCI	-71	151	5	-3		81
Financial assets and liabilities at FVPL	746		-3,493	9		-2,739
Depreciation	-7		-5	-2		-13
Cash flow hedges	-126	875		2		752
Pension and post-employment benefits	-49	6	-13	8	-7	-54
Other provisions	19		44	-4		59
Loans and advances	430		177	-3	7	612
Unused tax losses carried forward	199		137	-8		327
Other	-148	-123	26	-6		-251
Total	991	910	-3,122	-5		-1,227
Presented in the statement of financial position as:
– Deferred tax liabilities	-311					-2,652
– Deferred tax assets	1,303					1,425
	991					-1,227

Changes in deferred tax
in EUR million 2021	Net liability (-) Net asset (+) opening balance	Change through equity	Change through net result	Exchange rate differences	Changes in the composi-tion of the group and other changes	Net liability (-) Net asset (+) ending balance
Financial assets at FVOCI	-107	29	-1	1	7	-71
Financial assets and liabilities at FVPL	1,201		-468	20	-7	746
Depreciation	-10		5	-2		-7
Cash flow hedges	-360	233		1		-126
Pension and post-employment benefits	36	-54	-23	-8		-49
Other provisions	-5		28	-4		19
Loans and advances	517	-2	-83	-1		430
Unused tax losses carried forward	63		129	7		199
Other	-82	-83	15	1		-148
Total	1,253	123	-399	15	-1	991
Presented in the statement of financial position as:
– deferred tax liabilities	-343					-311
– deferred tax assets	1,596					1,303
	1,253					991

Summary of deferred tax in connection with unused tax losses carried forward

Deferred tax in connection with unused tax losses carried forward
in EUR million	2022	2021
Total unused tax losses carried forward	2,668	2,165
Unused tax losses carried forward not recognised as a deferred tax asset	937	819
Unused tax losses carried forward recognised as a deferred tax asset	1,731	1,345

Average tax rate	21.1%	22.3%
Deferred tax asset	365	300

Summary of total unused tax losses carried forward analysed by expiry terms

Total unused tax losses carried forward analysed by expiry terms
	No deferred tax asset recognised		Deferred tax asset recognised
in EUR million	2022	2021	2022	2021
Within 1 year			591
More than 1 year but less than 5 years	120	3	587	642
More than 5 years but less than 10 years	9	9	2
More than 10 years but less than 20 years
Unlimited	808	808	550	704
	937	819	1,731	1,345

Breakdown of certain net deferred tax asset positions by jurisdiction

Breakdown of certain net deferred tax asset positions by jurisdiction
in EUR million	2022	2021
Poland	391	265
France	70	66
Philippines		7
China		12
Czech		2
Hong Kong	6	1
United States of America	1	1
Turkey	7
Taiwan	8
	483	354

Summary of taxation by type

Taxation by type
	Netherlands			Rest of the world			Total
in EUR million	2022	2021	2020	2022	2021	2020	2022	2021	2020
Current taxation	498	459	355	1,510	1,448	1,016	2,008	1,908	1,371
Deferred taxation	901	269	-72	2,221	129	-230	3,122	399	-301
	1,399	728	283	3,731	1,578	786	5,130	2,306	1,070

Reconciliation of weighted average statutory income tax rate to effective income tax rate

Reconciliation of the weighted average statutory income tax rate to ING Group’s effective income tax rate
in EUR million	2022	2021	2020
Result before tax from continuing operations	17,358	8,385	3,399
Weighted average statutory tax rate	27.5%	24.7%	25.2%
Weighted average statutory tax amount	4,770	2,074	856

Permanent differences affecting current tax
Participation exemption	-64	-68	-46
Other income not subject to tax	-40	-32	-6
Expenses not deductible for tax purposes	403	201	320
Current tax from previously unrecognised amounts	10	51	17
State and local taxes	68	64	44
Adjustments to prior periods	-29	-12	-85
Differences affecting deferred tax
Impact on deferred tax from change in tax rates	5	9	-47
Deferred tax benefit from previously unrecognised amounts	-3	-18	-6
Write-off/reversal of deferred tax assets	10	37	24
Effective tax amount	5,130	2,306	1,070

Effective tax rate	29.6%	27.5%	31.5%

Summary of income tax related to other comprehensive income

Income tax related to components of other comprehensive income
in EUR million	2022	2021	2020
Unrealised revaluations financial assets at fair value through other comprehensive income and other revaluations	142	17	-1
Realised gains/losses transferred to the statement of profit or loss (reclassifications from equity to profit or loss)	8	12	10
Changes in cash flow hedge reserve	875	233	-23
Remeasurement of the net defined benefit asset/liability	6	-54	-8
Changes in fair value of own credit risk of financial liabilities at fair value through profit or loss	19	-8	-1
Exchange rate differences and other	-141	-77	62
Total income tax related to components of other comprehensive income	910	123	40